DEBT AND CREDIT FACILITIES (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					36 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 3,800					$ 3,800
Committed lines of credit, remaining borrowing capacity	2,700					2,700
Weighted average interest rate on total short-term debt outstanding	0.93%		0.46%			0.93%
Guarantees [Abstract]
Net trading liabilities of RBS Sempra Commodities supported by Sempra Energy's guarantees	1					1
Debt Instrument [Line Items]
Long-term Commercial Paper, Noncurrent	400		800			400
Capital Lease Obligations	204		221			204
Current portion of long-term debt	(336)	[1]	(349)	[1]		(336)	[1]
Debt Instrument, Unamortized Discount	(16)		(22)			(16)
Long-term debt	10,078	[1]	8,980	[1]		10,078	[1]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	320	[2]				320	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Two	716	[2]				716	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,271	[2]				1,271	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Four	316	[2]				316	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Five	786	[2]				786	[2]
Long-term Debt, Maturities, Repayments of Principal after Year Five	6,801	[2]				6,801	[2]
Long-term Debt Maturities, Total Repayments Of Principal	10,210	[2]				10,210	[2]
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	5,100					5,100
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	353					353
Long-term Debt Callable In Year Two	45					45
Long-term Debt Callable In Year Three	326					326
Long-term Debt Callable In Year Four	105					105
Long-term Debt Callable In Year Five	8					8
Long-term Debt Callable After Year Five	251					251
Callable Long-term Debt	1,088					1,088
Callable Long term Debt Subject To Make Whole Provisions	7,691					7,691
Industrial Development Bonds [Line Items]
Payments To Acquire Industrial Development Bonds	84		42		75
Industrial Development Bonds, Interest Rate, Stated Percentage	4.50%					4.50%
Redemption of industrial development bonds	180					180
Maximum Long-term Debt Available, Industrial Development Bonds	265					265
ESOP Debt, Amount repriced weekly	8					8
ESOP Debt, Principal Repayments						64
Shares Held In Employee Stock Ownership Plan, Released	350,815		363,733		309,023	1,000,000
ESOP Debt, Interest Expense			2		3
ESOP Debt, Dividends used for debt service	1		1		2
Schedule Of Callable Long-term Debt, S D G E [Member]
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	221					221
Long-term Debt Callable In Year Two	45					45
Long-term Debt Callable In Year Three	124					124
Long-term Debt Callable In Year Four	105					105
Long-term Debt Callable After Year Five	251					251
Callable Long-term Debt	746					746
Callable Long term Debt Subject To Make Whole Provisions	2,650					2,650
Schedule Of Callable Long-term Debt, So Cal Gas [Member]
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Year Five	8					8
Callable Long-term Debt	8					8
Callable Long term Debt Subject To Make Whole Provisions	1,300					1,300
Schedule Of Callable Long-term Debt, Other Sempra Energy [Member]
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	132					132
Long-term Debt Callable In Year Three	202					202
Callable Long-term Debt	334					334
Callable Long term Debt Subject To Make Whole Provisions	3,741					3,741
Utility Subsidiaries [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%					65.00%
San Diego Gas and Electric Company and Subsidiary [Member]
Debt Instrument [Line Items]
Current portion of long-term debt	(19)		(19)			(19)
Long-term debt	4,058		3,479			4,058
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	254					254
First Mortgage Bonds [Line Items]
First Mortgage Bonds, Amount Available For Future Issuance	3,300					3,300
Industrial Development Bonds [Line Items]
Proceeds From Sale Of Industrial Development Bonds					152
San Diego Gas and Electric Company and Subsidiary [Member] | Industrial Development Bonds, Maturing 2034 [Member]
Industrial Development Bonds [Line Items]
Proceeds From Remarketing Of Industrial Development Bonds					176
Industrial Development Bonds, Interest Rate, Stated Percentage					5.875%
Southern California Gas Company [Member]
Debt Instrument [Line Items]
Current portion of long-term debt	(257)		(262)			(257)
Long-term debt	1,064		1,320			1,064
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	13					13
First Mortgage Bonds [Line Items]
First Mortgage Bonds, Amount Available For Future Issuance	817					817
Schedule Of Long-term Debt Maturities, S D G E [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	10	[2]				10	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Two	10	[2]				10	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Three	140	[2]				140	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Four	274	[2]				274	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Five	10	[2]				10	[2]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,451	[2]				3,451	[2]
Long-term Debt Maturities, Total Repayments Of Principal	3,895	[2]				3,895	[2]
Schedule Of Long-term Debt Maturities, So Cal Gas [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	250	[2]				250	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Three	250	[2]				250	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Five	8	[2]				8	[2]
Long-term Debt, Maturities, Repayments of Principal after Year Five	805	[2]				805	[2]
Long-term Debt Maturities, Total Repayments Of Principal	1,313	[2]				1,313	[2]
Schedule Of Long-term Debt Maturities, Other Sempra Energy [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	60	[2]				60	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Two	706	[2]				706	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Three	881	[2]				881	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Four	42	[2]				42	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Five	768	[2]				768	[2]
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,545	[2]				2,545	[2]
Long-term Debt Maturities, Total Repayments Of Principal	5,002	[2]				5,002	[2]
Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	193		202			193
Long Term Debt And Capital Lease Obligations, Including Current Portion	4,088		3,507			4,088
Current portion of long-term debt	(19)		(19)			(19)
Debt Instrument, Unamortized Discount	(11)		(9)			(11)
Long-term debt	4,058		3,479			4,058
Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion	1,324		1,585			1,324
Current portion of long-term debt	(257)		(262)			(257)
Debt Instrument, Unamortized Discount	(3)		(3)			(3)
Long-term debt	1,064		1,320			1,064
Debt Instrument, Other Sempra Energy [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion	5,018		4,259			5,018
Current portion of long-term debt	(60)		(68)			(60)
Debt Instrument, Unamortized Discount	(9)		(10)			(9)
Debt Instrument Unamortized Premium	7					7
Long-term debt	4,956		4,181			4,956
First Mortgage Bonds [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	3,286		2,686			3,286
First Mortgage Bonds [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	1,300		1,550			1,300
First Mortgage Bonds, Payable 2011 Through 2017 [Member] | Debt Instrument, Mobile Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding			7
Debt Instrument, Interest Rate, Stated Percentage	6.90%					6.90%
First Mortgage Bonds, Payable 2011 Through 2022 [Member] | Debt Instrument, Mobile Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding			8
Debt Instrument, Interest Rate, Stated Percentage	8.75%					8.75%
First Mortgage Bonds, Payable 2011 Through 2023 [Member] | Debt Instrument, Mobile Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding			5
Debt Instrument, Interest Rate, Stated Percentage	7.48%					7.48%
First Mortgage Bonds, Due January 2011 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding			250
Debt Instrument, Interest Rate, Stated Percentage	4.375%					4.375%
First Mortgage Bonds, Due October 2012 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	4.80%					4.80%
First Mortgage Bonds, Due March 2014 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	5.50%					5.50%
First Mortgage Bonds, Due June 2015 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	14		14			14
Debt Instrument, Interest Rate, Stated Percentage	6.80%					6.80%
First Mortgage Bonds, Due November 2015 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	5.30%					5.30%
First Mortgage Bonds, Due April 2018 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	5.45%					5.45%
First Mortgage Bonds, Due July 2018 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	161	[3]	161	[3]		161	[3]
Debt Instrument, Interest Rate at Period End	0.08%					0.08%
First Mortgage Bonds, Due June 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	60	[3]	60	[3]		60	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.85%					5.85%
First Mortgage Bonds, Due June 2026 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	6.00%					6.00%
First Mortgage Bonds, Due December 2027 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	150	[3]	150	[3]		150	[3]
Debt Instrument Stated Percentage Rate Minimum	5.00%					5.00%
Debt Instrument Stated Percentage Rate Maximum	5.25%					5.25%
First Mortgage Bonds, Due January And February 2034 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	176	[3]	176	[3]		176	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.875%					5.875%
First Mortgage Bonds, Due May 2035 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	5.35%					5.35%
First Mortgage Bonds, Due November 2035 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	5.75%					5.75%
First Mortgage Bonds, Due September 2037 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	6.125%					6.125%
First Mortgage Bonds, Due June 2039 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	300		300			300
Debt Instrument, Interest Rate, Stated Percentage	6.00%					6.00%
First Mortgage Bonds, Due May 2039 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	75	[3]	75	[3]		75	[3]
Debt Instrument, Interest Rate at Period End	0.90%					0.90%
First Mortgage Bonds, Due May 2040 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	5.35%					5.35%
First Mortgage Bonds, Due August 2040 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	500		500			500
Debt Instrument, Interest Rate, Stated Percentage	4.50%					4.50%
First Mortgage Bonds, Due November 2040 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	300		300			300
Debt Instrument, Interest Rate, Stated Percentage	5.125%					5.125%
First Mortgage Bonds, Due August 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	350					350
Debt Instrument, Interest Rate, Stated Percentage	3.00%					3.00%
First Mortgage Bonds, Due November 2041 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250					250
Debt Instrument, Interest Rate, Stated Percentage	3.95%					3.95%
First Mortgage Bonds, Due September 2021 [Member] | Debt Instrument, Mobile Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	20					20
Debt Instrument, Interest Rate, Stated Percentage	4.14%					4.14%
First Mortgage Bonds, Due September 2031 [Member] | Debt Instrument, Mobile Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	42					42
Debt Instrument, Interest Rate, Stated Percentage	5.00%					5.00%
Other Long-term Debt [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion	802		821			802
Other Long-term Debt [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion	24		35			24
Commercial Paper [Member] | Debt Instrument, Sempra Global [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate at Period End	0.74%					0.74%
Long-term Commercial Paper, Noncurrent	400		800			400
Other Long-term Debt, Due February 2013 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	400		400			400
Debt Instrument, Interest Rate, Stated Percentage	6.00%					6.00%
Other Long-term Debt, Due November 2013 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	250		250			250
Debt Instrument, Interest Rate, Stated Percentage	8.90%					8.90%
Other Long-term Debt, Due June 2014 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	130		130			130
Debt Instrument, Interest Rate, Stated Percentage	5.90%					5.90%
Other Long-term Debt, Due May 2016 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	8	[3]	8	[3]		8	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.75%					4.75%
Other Long-term Debt, Due June 2016 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	750		750			750
Debt Instrument, Interest Rate, Stated Percentage	6.50%					6.50%
Other Long-term Debt, Due June 2018 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	500		500			500
Debt Instrument, Interest Rate, Stated Percentage	6.15%					6.15%
Other Long-term Debt, Due February 2019 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	500		500			500
Debt Instrument, Interest Rate, Stated Percentage	9.80%					9.80%
Other Long-term Debt, Due July 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	39	[3]	39	[3]		39	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.30%					5.30%
Other Long-term Debt, Due December 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	60	[3]	60	[3]		60	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.50%					5.50%
Other Long-term Debt, Due March 2023 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	25	[3]	25	[3]		25	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.90%					4.90%
Other Long-term Debt, Due July 2024 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	21	[3]	117	[3]		21	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.50%					4.50%
Other Long-term Debt, Due January 2028 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	5		5			5
Debt Instrument, Interest Rate, Stated Percentage	5.67%					5.67%
Other Long-term Debt, Due October 2039 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	750		750			750
Debt Instrument, Interest Rate, Stated Percentage	6.00%					6.00%
Employee Stock Ownership Plan Bonds, Due On Demand [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	8	[3]	32	[3]		8	[3]
Debt Instrument, Interest Rate at Period End	0.40%					0.40%
Industrial Development Bonds, Due August 2037 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	55	[3]	55	[3]		55	[3]
Debt Instrument, Interest Rate at Period End	0.08%					0.08%
Otay Mesa Energy Center Loan [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	355		365			355
Debt Instrument, Interest Rate at Period End	5.2925%					5.2925%
Capital Lease Obligations, Purchased Power Agreements [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	180		182			180
Capital Lease Obligations, Other [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	13		20			13
Capital Lease Obligations, Other [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	11		19			11
Market Value Adjustment For Interest Rate Swap [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Market Value Adjustment For Interest Rate Swap			3
Market Value Adjustment For Interest Rate Swap [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	16					16
Other Long-term Debt, Due March 2014 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	500					500
Debt Instrument, Interest Rate, Stated Percentage	2.00%					2.00%
Other Long-term Debt, Variable Rate Notes Due March 2014 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	300					300
Debt Instrument, Interest Rate at Period End	1.22%					1.22%
Other Long-term Debt Due October 2014 [Member] | Debt Instrument, Chilquinta Energia [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	24	[3]				24	[3]
Debt Instrument, Interest Rate, Stated Percentage	2.75%					2.75%
Debt Instrument Purchased By Parent	58					58
Other Long-term Debt, Due October 2030 [Member] | Debt Instrument, Chilquinta Energia [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	202	[3]				202	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.25%					4.25%
Other Long-term Debt, Payable 2012 through 2021 [Member] | Debt Instrument, Luz Del Sur [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	185					185
Debt Instrument Stated Percentage Rate Minimum	5.72%					5.72%
Debt Instrument Stated Percentage Rate Maximum	7.91%					7.91%
Other Long-term Debt, Payable 2012 through 2017 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	29		32			29
Debt Instrument, Interest Rate, Stated Percentage	8.45%					8.45%
Other Long-term Debt, Payable 2012 through 2013 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	24	[3]	52	[3]		24	[3]
Debt Instrument Stated Percentage Rate Minimum	2.87%					2.87%
Debt Instrument Stated Percentage Rate Maximum	5.05%					5.05%
Other Long-term Debt, Due May 2013 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	1		1			1
Debt Instrument, Interest Rate, Stated Percentage	9.00%					9.00%
Other Long Term Debt, Payable 2012 Through 2016 [Member] | Debt Instrument, Luz Del Sur [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	41					41
Debt Instrument Stated Percentage Rate Minimum	5.45%					5.45%
Debt Instrument Stated Percentage Rate Maximum	6.75%					6.75%
Other Long Term Debt, Variable Rate Notes Due November 2013 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate at Period End	8.19%					8.19%
Debt Instrument, Amount At Variable Rates After Fixed To Floating Swap Effective January 2011	200					200
Other Long Term Debt, Variable Rate Notes Due June 2016 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate at Period End	4.86%					4.86%
Debt Instrument, Amount At Variable Rates After Fixed To Floating Swap Effective January 2011	300					300
Fowler Ridge I I Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Liability for guarantee obligation associated with cash flow requirements			9
Fowler Ridge I I Wind Farm [Member] | Expires August 2022 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding	348					348
Cedar Creek I I Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Liability for guarantee obligation associated with cash flow requirements	3					3
Cedar Creek I I Wind Farm [Member] | Expires June 2029 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding	275					275
Line Of Credit Facility, Sempra Energy [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,000					1,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%					65.00%
Committed lines of credit, actual ratio of indebtedness to total capitalization	50.90%					50.90%
Committed lines of credit, capacity for issuance of letters of credit	400					400
Variable rate demand notes outstanding, supported by the facility	8					8
Line Of Credit Facility, Sempra Global [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	2,000					2,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%					65.00%
Outstanding commercial paper supported by committed lines of credit	821					821
Line Of Credit Facility, S D G E [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	600					600
Committed lines of credit, actual ratio of indebtedness to total capitalization	49.20%					49.20%
Committed lines of credit, remaining borrowing capacity	363					363
Other instruments supported by committed lines of credit	237					237
Line Of Credit Facility, So Cal Gas [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	600					600
Committed lines of credit, actual ratio of indebtedness to total capitalization	37.60%					37.60%
Committed lines of credit, remaining borrowing capacity	563					563
Line Of Credit Facility, California Utilities Combined [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	800					800
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%					65.00%
Committed lines of credit, capacity for issuance of letters of credit	$ 200					$ 200

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.
[2]	Excludes capital lease obligations and market value adjustments for interest rate swaps.
[3]	Callable long-term debt.